Annual Total Returns	0 Months Ended
Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Bar Chart Table:
Annual Return 2008	(30.49%)
Annual Return 2009	22.98%
Annual Return 2010	11.82%
Annual Return 2011	5.33%
Annual Return 2012	10.10%
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Bar Chart Table:
Annual Return 2008	(30.15%)
Annual Return 2009	23.50%
Annual Return 2010	12.41%
Annual Return 2011	5.81%
Annual Return 2012	10.63%
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Bar Chart Table:
Annual Return 2008	(30.24%)
Annual Return 2009	23.57%
Annual Return 2010	12.36%
Annual Return 2011	5.79%
Annual Return 2012	10.69%
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Bar Chart Table:
Annual Return 2008	(31.51%)
Annual Return 2009	21.34%
Annual Return 2010	10.31%
Annual Return 2011	3.94%
Annual Return 2012	9.79%
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Bar Chart Table:
Annual Return 2007	9.60%
Annual Return 2008	45.17%
Annual Return 2009	37.62%
Annual Return 2010	13.29%
Annual Return 2011	(14.61%)
Annual Return 2012	16.61%
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Bar Chart Table:
Annual Return 2007	9.94%
Annual Return 2008	(44.88%)
Annual Return 2009	38.25%
Annual Return 2010	13.87%
Annual Return 2011	(14.23%)
Annual Return 2012	16.94%
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Bar Chart Table:
Annual Return 2006	24.14%
Annual Return 2007	10.97%
Annual Return 2008	(39.21%)
Annual Return 2009	18.20%
Annual Return 2010	9.11%
Annual Return 2011	(10.52%)
Annual Return 2012	13.93%
(Prospectus - Class I) | (International Core Fund) | Class I
Bar Chart Table:
Annual Return 2006	24.79%
Annual Return 2007	11.36%
Annual Return 2008	(38.90%)
Annual Return 2009	18.81%
Annual Return 2010	9.65%
Annual Return 2011	(10.10%)
Annual Return 2012	14.47%
(Prospectus - Class R6) | (International Core Fund) | Class R6
Bar Chart Table:
Annual Return 2006	25.45%
Annual Return 2007	11.63%
Annual Return 2008	(38.85%)
Annual Return 2009	18.91%
Annual Return 2010	9.78%
Annual Return 2011	(10.02%)
Annual Return 2012	14.53%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Bar Chart Table:
Annual Return 2006	23.73%
Annual Return 2007	10.78%
Annual Return 2008	(39.22%)
Annual Return 2009	17.93%
Annual Return 2010	8.71%
Annual Return 2011	(10.78%)
Annual Return 2012	13.66%
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Bar Chart Table:
Annual Return 2007	11.83%
Annual Return 2008	(37.48%)
Annual Return 2009	21.08%
Annual Return 2010	13.23%
Annual Return 2011	(8.61%)
Annual Return 2012	19.45%
(Prospectus - Class I) | (International Growth Fund) | Class I
Bar Chart Table:
Annual Return 2007	12.28%
Annual Return 2008	(37.21%)
Annual Return 2009	21.71%
Annual Return 2010	13.72%
Annual Return 2011	(8.25%)
Annual Return 2012	19.87%
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Bar Chart Table:
Annual Return 2010	20.82%
Annual Return 2011	6.74%
Annual Return 2012	15.49%
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Bar Chart Table:
Annual Return 2010	21.10%
Annual Return 2011	7.12%
Annual Return 2012	15.80%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Bar Chart Table:
Annual Return 2003	25.19%
Annual Return 2004	15.35%
Annual Return 2005	10.13%
Annual Return 2006	19.02%
Annual Return 2007	3.89%
Annual Return 2008	(33.46%)
Annual Return 2009	26.05%
Annual Return 2010	12.78%
Annual Return 2011	0.00%
Annual Return 2012	19.53%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Bar Chart Table:
Annual Return 2003	25.67%
Annual Return 2004	15.83%
Annual Return 2005	10.59%
Annual Return 2006	19.42%
Annual Return 2007	4.35%
Annual Return 2008	(33.18%)
Annual Return 2009	26.26%
Annual Return 2010	13.12%
Annual Return 2011	0.39%
Annual Return 2012	19.95%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Bar Chart Table:
Annual Return 2003	25.32%
Annual Return 2004	15.51%
Annual Return 2005	10.29%
Annual Return 2006	19.09%
Annual Return 2007	4.06%
Annual Return 2008	(33.36%)
Annual Return 2009	26.38%
Annual Return 2010	13.12%
Annual Return 2011	0.35%
Annual Return 2012	19.98%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Bar Chart Table:
Annual Return 2003	25.73%
Annual Return 2004	15.89%
Annual Return 2005	10.65%
Annual Return 2006	19.48%
Annual Return 2007	4.40%
Annual Return 2008	(33.15%)
Annual Return 2009	26.31%
Annual Return 2010	13.00%
Annual Return 2011	0.41%
Annual Return 2012	20.08%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Bar Chart Table:
Annual Return 2003	24.74%
Annual Return 2004	14.94%
Annual Return 2005	9.73%
Annual Return 2006	18.59%
Annual Return 2007	3.51%
Annual Return 2008	(33.69%)
Annual Return 2009	25.62%
Annual Return 2010	12.24%
Annual Return 2011	(0.34%)
Annual Return 2012	19.03%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Bar Chart Table:
Annual Return 2003	36.13%
Annual Return 2004	20.30%
Annual Return 2005	9.76%
Annual Return 2006	16.56%
Annual Return 2007	4.91%
Annual Return 2008	(32.63%)
Annual Return 2009	40.53%
Annual Return 2010	22.84%
Annual Return 2011	0.32%
Annual Return 2012	18.08%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Bar Chart Table:
Annual Return 2003	36.50%
Annual Return 2004	20.89%
Annual Return 2005	10.20%
Annual Return 2006	16.92%
Annual Return 2007	5.37%
Annual Return 2008	(32.31%)
Annual Return 2009	40.96%
Annual Return 2010	23.23%
Annual Return 2011	0.62%
Annual Return 2012	18.57%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Bar Chart Table:
Annual Return 2003	36.75%
Annual Return 2004	20.85%
Annual Return 2005	10.27%
Annual Return 2006	17.09%
Annual Return 2007	5.39%
Annual Return 2008	(32.32%)
Annual Return 2009	41.18%
Annual Return 2010	23.41%
Annual Return 2011	0.67%
Annual Return 2012	18.51%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Bar Chart Table:
Annual Return 2003	36.13%
Annual Return 2004	20.30%
Annual Return 2005	9.76%
Annual Return 2006	16.56%
Annual Return 2007	4.91%
Annual Return 2008	(32.63%)
Annual Return 2009	40.53%
Annual Return 2010	22.72%
Annual Return 2011	0.34%
Annual Return 2012	18.18%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Bar Chart Table:
Annual Return 2003	35.90%
Annual Return 2004	20.09%
Annual Return 2005	9.58%
Annual Return 2006	16.36%
Annual Return 2007	4.73%
Annual Return 2008	(32.75%)
Annual Return 2009	40.30%
Annual Return 2010	22.63%
Annual Return 2011	0.14%
Annual Return 2012	17.91%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Bar Chart Table:
Annual Return 2003	17.04%
Annual Return 2004	3.42%
Annual Return 2005	(5.73%)
Annual Return 2006	0.18%
Annual Return 2007	(9.94%)
Annual Return 2008	(42.18%)
Annual Return 2009	20.72%
Annual Return 2010	5.35%
Annual Return 2011	(13.77%)
Annual Return 2012	1.25%
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Bar Chart Table:
Annual Return 2003	36.57%
Annual Return 2004	22.56%
Annual Return 2005	11.25%
Annual Return 2006	25.65%
Annual Return 2007	6.30%
Annual Return 2008	(43.63%)
Annual Return 2009	38.29%
Annual Return 2010	14.40%
Annual Return 2011	(13.29%)
Annual Return 2012	17.41%
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Bar Chart Table:
Annual Return 2003	36.57%
Annual Return 2004	22.56%
Annual Return 2005	11.25%
Annual Return 2006	25.65%
Annual Return 2007	6.30%
Annual Return 2008	(43.63%)
Annual Return 2009	38.29%
Annual Return 2010	14.40%
Annual Return 2011	(12.99%)
Annual Return 2012	17.92%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Bar Chart Table:
Annual Return 2003	37.49%
Annual Return 2004	23.38%
Annual Return 2005	11.49%
Annual Return 2006	25.90%
Annual Return 2007	6.50%
Annual Return 2008	(43.43%)
Annual Return 2009	39.18%
Annual Return 2010	15.15%
Annual Return 2011	(12.82%)
Annual Return 2012	18.08%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Bar Chart Table:
Annual Return 2003	36.80%
Annual Return 2004	22.77%
Annual Return 2005	10.93%
Annual Return 2006	25.28%
Annual Return 2007	5.97%
Annual Return 2008	(43.71%)
Annual Return 2009	38.49%
Annual Return 2010	14.57%
Annual Return 2011	(13.25%)
Annual Return 2012	17.50%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Bar Chart Table:
Annual Return 2009	54.31%
Annual Return 2010	38.29%
Annual Return 2011	(27.64%)
Annual Return 2012	37.05%
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Bar Chart Table:
Annual Return 2009	54.86%
Annual Return 2010	38.87%
Annual Return 2011	(27.29%)
Annual Return 2012	37.46%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Bar Chart Table:
Annual Return 2003	33.88%
Annual Return 2004	11.60%
Annual Return 2005	11.61%
Annual Return 2006	7.24%
Annual Return 2007	20.57%
Annual Return 2008	(43.89%)
Annual Return 2009	31.68%
Annual Return 2010	16.59%
Annual Return 2011	(4.45%)
Annual Return 2012	15.66%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Bar Chart Table:
Annual Return 2003	34.26%
Annual Return 2004	11.92%
Annual Return 2005	11.93%
Annual Return 2006	7.55%
Annual Return 2007	20.92%
Annual Return 2008	(43.73%)
Annual Return 2009	32.29%
Annual Return 2010	17.12%
Annual Return 2011	(4.06%)
Annual Return 2012	16.01%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Bar Chart Table:
Annual Return 2003	34.34%
Annual Return 2004	11.99%
Annual Return 2005	12.00%
Annual Return 2006	7.62%
Annual Return 2007	20.99%
Annual Return 2008	(43.69%)
Annual Return 2009	32.15%
Annual Return 2010	17.15%
Annual Return 2011	(3.97%)
Annual Return 2012	16.11%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Bar Chart Table:
Annual Return 2003	33.93%
Annual Return 2004	11.65%
Annual Return 2005	11.66%
Annual Return 2006	7.29%
Annual Return 2007	20.62%
Annual Return 2008	(43.88%)
Annual Return 2009	31.86%
Annual Return 2010	16.90%
Annual Return 2011	(4.32%)
Annual Return 2012	15.77%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Bar Chart Table:
Annual Return 2003	32.67%
Annual Return 2004	10.59%
Annual Return 2005	10.60%
Annual Return 2006	6.28%
Annual Return 2007	19.48%
Annual Return 2008	(44.25%)
Annual Return 2009	31.23%
Annual Return 2010	16.13%
Annual Return 2011	(4.83%)
Annual Return 2012	15.11%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Bar Chart Table:
Annual Return 2003	32.94%
Annual Return 2004	10.81%
Annual Return 2005	10.82%
Annual Return 2006	6.49%
Annual Return 2007	19.72%
Annual Return 2008	(44.33%)
Annual Return 2009	30.76%
Annual Return 2010	16.43%
Annual Return 2011	(4.52%)
Annual Return 2012	15.55%
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Bar Chart Table:
Annual Return 2009	46.87%
Annual Return 2010	32.79%
Annual Return 2011	(7.75%)
Annual Return 2012	12.51%
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Bar Chart Table:
Annual Return 2009	47.47%
Annual Return 2010	33.24%
Annual Return 2011	(7.37%)
Annual Return 2012	12.96%
(Prospectus - Class A) | (Small Company Fund) | Class A
Bar Chart Table:
Annual Return 2003	33.16%
Annual Return 2004	19.26%
Annual Return 2005	4.58%
Annual Return 2006	20.39%
Annual Return 2007	0.35%
Annual Return 2008	(28.63%)
Annual Return 2009	23.88%
Annual Return 2010	23.79%
Annual Return 2011	(5.17%)
Annual Return 2012	10.29%
(Prospectus - Class I) | (Small Company Fund) | Class I
Bar Chart Table:
Annual Return 2003	33.68%
Annual Return 2004	19.72%
Annual Return 2005	4.99%
Annual Return 2006	20.85%
Annual Return 2007	0.74%
Annual Return 2008	(23.85%)
Annual Return 2009	24.26%
Annual Return 2010	24.10%
Annual Return 2011	(4.85%)
Annual Return 2012	10.77%
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Bar Chart Table:
Annual Return 2003	33.69%
Annual Return 2004	19.73%
Annual Return 2005	5.00%
Annual Return 2006	20.87%
Annual Return 2007	0.75%
Annual Return 2008	(23.84%)
Annual Return 2009	24.38%
Annual Return 2010	24.28%
Annual Return 2011	(4.88%)
Annual Return 2012	10.82%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Bar Chart Table:
Annual Return 2003	32.91%
Annual Return 2004	19.03%
Annual Return 2005	4.39%
Annual Return 2006	20.16%
Annual Return 2007	0.16%
Annual Return 2008	(28.76%)
Annual Return 2009	23.58%
Annual Return 2010	23.87%
Annual Return 2011	(5.13%)
Annual Return 2012	10.49%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Bar Chart Table:
Annual Return 2003	32.61%
Annual Return 2004	18.76%
Annual Return 2005	4.15%
Annual Return 2006	19.89%
Annual Return 2007	(0.07%)
Annual Return 2008	(28.93%)
Annual Return 2009	23.36%
Annual Return 2010	23.19%
Annual Return 2011	(5.53%)
Annual Return 2012	9.99%
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Bar Chart Table:
Annual Return 2012	14.80%
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Bar Chart Table:
Annual Return 2012	15.25%
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Bar Chart Table:
Annual Return 2007	11.45%
Annual Return 2008	(38.84%)
Annual Return 2009	18.96%
Annual Return 2010	9.74%
Annual Return 2011	(10.02%)
Annual Return 2012	14.65%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	37.53%
Annual Return 2004	23.41%
Annual Return 2005	11.52%
Annual Return 2006	25.94%
Annual Return 2007	6.53%
Annual Return 2008	(43.41%)
Annual Return 2009	39.22%
Annual Return 2010	15.18%
Annual Return 2011	(12.69%)
Annual Return 2012	17.15%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	33.80%
Annual Return 2004	19.83%
Annual Return 2005	5.09%
Annual Return 2006	20.96%
Annual Return 2007	0.83%
Annual Return 2008	(28.29%)
Annual Return 2009	24.48%
Annual Return 2010	24.38%
Annual Return 2011	(4.87%)
Annual Return 2012	10.64%
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Bar Chart Table:
Annual Return 2010	21.19%
Annual Return 2011	7.15%
Annual Return 2012	15.93%
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Bar Chart Table:
Annual Return 2010	13.17%
Annual Return 2011	0.49%
Annual Return 2012	20.05%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	36.97%
Annual Return 2004	21.04%
Annual Return 2005	10.44%
Annual Return 2006	17.27%
Annual Return 2007	5.56%
Annual Return 2008	(32.22%)
Annual Return 2009	41.40%
Annual Return 2010	23.61%
Annual Return 2011	0.92%
Annual Return 2012	18.60%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	34.40%
Annual Return 2004	12.04%
Annual Return 2005	12.05%
Annual Return 2006	7.66%
Annual Return 2007	21.04%
Annual Return 2008	(43.69%)
Annual Return 2009	32.29%
Annual Return 2010	17.20%
Annual Return 2011	(3.96%)
Annual Return 2012	16.14%
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Bar Chart Table:
Annual Return 2012	15.44%
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Bar Chart Table:
Annual Return 2009	23.57%
Annual Return 2010	12.51%
Annual Return 2011	5.77%
Annual Return 2012	10.74%
(Prospectus - Class 1) | (International Core Fund) | Class 1
Bar Chart Table:
Annual Return 2007	11.42%
Annual Return 2008	(38.88%)
Annual Return 2009	18.95%
Annual Return 2010	9.65%
Annual Return 2011	(10.04%)
Annual Return 2012	14.59%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Bar Chart Table:
Annual Return 2003	25.19%
Annual Return 2004	15.35%
Annual Return 2005	10.13%
Annual Return 2006	19.02%
Annual Return 2007	3.89%
Annual Return 2008	(33.46%)
Annual Return 2009	26.05%
Annual Return 2010	12.78%
Annual Return 2011	0.00%
Annual Return 2012	20.06%
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Bar Chart Table:
Annual Return 2007	12.25%
Annual Return 2008	(37.19%)
Annual Return 2009	21.76%
Annual Return 2010	13.74%
Annual Return 2011	(8.22%)
Annual Return 2012	20.00%